Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net loss	$ (10,770,000)	$ (3,314,000)	$ (15,610,000)	$ (12,819,000)	$ (15,610,000)
Net loss attributable to Class A common stockholders	(10,770,000)	(3,314,000)
Deduct redeemable convertible preferred shares cumulative dividend		(139,000)	(570)	(687)
Net loss attributable to Class A common stockholders	$ (10,770,000)	$ (3,453,000)	$ (16,180)	$ (13,506)
Weighted average number of ordinary shares, basic	3,471,031	2,356,837	748,188	745,257	748,188
Weighted average number of ordinary shares, diluted	3,471,031	2,356,837	748,188	745,257	748,188
Net loss per share attributable to ordinary shareholders, basic	$ (3.1)	$ (1.47)	$ (21.62)	$ (18.12)	$ (21.62)
Net loss per share attributable to ordinary shareholders, diluted	$ (3.1)	$ (1.47)	$ (21.62)	$ (18.12)	$ (21.62)